COMPARATIVE FIGURES	12 Months Ended
Mar. 31, 2026
Comparative Figures [Abstract]
COMPARATIVE FIGURES [Text Block]

24. COMPARATIVE FIGURES

Certain comparative figures related to the classification of cost of sales in the consolidated statement of loss and comprehensive loss were reclassified to conform to the current year presentation.